RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

32— RELATED PARTY TRANSACTIONS

On August 19, 2019, EDAP Technomed Co. Ltd. (Japan) contracted a loan amounting 80,000,000 JPY. As a current practice in Japan, this loan required a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the parent company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated September 12, 2019 expiring upon loan maturity date of August 26, 2026.

On March 27, 2019, EDAP Technomed Sdn Bdh (Malaysia) contracted with Maybank to establish a fixed deposit amounting 65,464.85 MYR. As a current practice in Malaysia, any fixed deposit requires a personal warranty from the representative director, president and CEO of the subsidiary Mr. Hervé de Soultrait. EDAP TMS S.A., as the parent company, counter-warranted this deposit and agreed to indemnify Mr. de Soultrait, in an indemnification letter dated September 13, 2019, which expired upon loan maturity date of March 27, 2020.

On August 2, 2019, EDAP Technomed Inc. contracted a car lease amounting $28,756.44. This lease required a personal warranty from the president of the subsidiary Mr. Marc Oczachowski. EDAP TMS S.A., as the parent company, counter-warranted this personal lease warranty and agreed to indemnify Mr. Marc Oczachowski, in an indemnification letter dated July 1, 2019, expiring upon car lease maturity date of July 2, 2022.

On April 22, 2020, EDAP Technomed Co. Ltd (Japan) contracted another loan amounting 50,000,000 JPY requiring a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the parent company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard, in an indemnification letter dated June 2, 2020, expiring upon loan maturity date of April 2, 2025.

On September 2, 2020, a consulting agreement was established between Mr. Philippe Chauveau, Chairman of the Board of the Company up to June 23, 2020 (date of expiration of his mandate as a Director) and the Company. As per this agreement, Mr. Chauveau, is to provide Mr. Oczachowski, new Chairman of the Board, with advice and recommendations on various subjects related to the Company’s activity and strategic projects. This consulting agreement can be terminated at any time with 30 days notice. For the period ending 2020, the Company paid €6,000 under this contract.